Accrued Expenses	12 Months Ended
Dec. 31, 2021
Gelesis
Accrued Expenses
9.	Accrued Expenses

Accrued expenses and other current liabilities consist of the following (in thousands):

	At December 31,
	2021	2020
Accrued payroll and related benefits	$1,384	$3,009
Accrued professional fees and outside contractors (including due to related party of $60 and $109, respectively)	4,359	3,494
Accrued property, plant and equipment additions	1,257	768
Accrued inventory and manufacturing expense	128	—
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	5,604	—
Income taxes payable	145	—
Deferred IPO Fees	738	—
Accrued interest	45	49
Total accrued expenses	$13,660	$7,320